Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entity Disclosures [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents amounts included in our Consolidated Balance Sheet that are for the use or obligation of our consolidated VIEs:

	December 31,
	2016	2015	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$82	$70	Cash and cash equivalents
Accounts receivable	91	71	Trade accounts and other receivables
Prepaid assets	3	2	Other current assets and deferred charges
Property, plant, and equipment – net	3,024	3,000	Property, plant, and equipment – net
Intangible assets – net	1,431	1,483	Intangible assets – net of accumulated amortization
Accounts payable	(44)	(59)	Accounts payable – trade
Accrued liabilities	(3)	(14)	Other accrued liabilities
Current deferred revenue	(63)	(62)	Other accrued liabilities
Noncurrent asset retirement obligations	(99)	(93)	Asset retirement obligations
Noncurrent deferred revenue associated with customer advance payments	(324)	(331)	Regulatory liabilities, deferred income, and other